UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jim Gipson
Title:  President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Jim Gipson              Beverly Hills, CA            February 9, 2000
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          37

Form 13F Information Table Value Total:    $4612059
                                         (thousands)
List of Other Included Managers:
NONE

                                                Form 13F INFORMATION TABLE
                                                       December 31, 1999
                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    55684  5861500 SH       SOLE                  5700700            189400
Apartment Investment & Managem COM              03748R101    61295  1539600 SH       SOLE                  1484900             63900
Archstone Communities Trust    COM              039581103   101678  4959900 SH       SOLE                  4771800            214500
Armstrong World Industries, In COM              042476101     8574   256900 SH       SOLE                   249600              7300
AvalonBay Communities, Inc.    COM              053484101     9581   276700 SH       SOLE                   267200              9500
Bear Stearns Companies, Inc.   COM              073902108   127173  2974808 SH       SOLE                  2882730            110825
Columbia/HCA Healthcare Corpor COM              197677107   331931 11323875 SH       SOLE                 10864475            516400
Crane Co.                      COM              224399105     3317   166900 SH       SOLE                   166900
De Beers Consolidated Mines, L COM              240253302   213961  7393900 SH       SOLE                  7111400            325600
Equity Office Properties Trust COM              294741103   143047  5809000 SH       SOLE                  5575200            262700
Equity Residential Properties  COM              29476L107   241150  5649200 SH       SOLE                  5427300            251100
Fannie Mae                     COM              313586109   569178  9115964 SH       SOLE                  8773764            386100
Freddie Mac                    COM              313400301   597612 12698272 SH       SOLE                 12185872            577200
General Growth Properties Inc  COM              370021107    26779   956400 SH       SOLE                   929200             32500
Gillette Co.                   COM              375766102      581    14102 SH       SOLE                    14102
Golden West Financial Corp.    COM              381317106   127176  3796300 SH       SOLE                  3645700            169500
Great Lakes Chemical Corp.     COM              390568103    52225  1367600 SH       SOLE                  1296600             71000
Hillenbrand Industries Inc     COM              431573104    41276  1302600 SH       SOLE                  1258800             48700
International Game Technology  COM              459902102   131631  6480300 SH       SOLE                  6185200            317900
Johnson & Johnson              COM              478160104     1697    18200 SH       SOLE                    18200
Lockheed Martin Corporation    COM              539830109   132913  6076000 SH       SOLE                  5803500            306400
Mack Cali Realty Corp          COM              554489104    60851  2334800 SH       SOLE                  2253300             95200
Manpower, Inc.                 COM              56418H100   221837  5896000 SH       SOLE                  5684400            236600
Mattel, Inc.                   COM              577081102    94677  7213475 SH       SOLE                  6854525            410650
Nike, Inc.  Class B            COM              654106103      996    20100 SH       SOLE                    20100
Old Republic International Cor COM              680223104    99835  7327338 SH       SOLE                  7005585            349353
PepsiCo, Inc.                  COM              713448108     4667   132400 SH       SOLE                   132400
Philip Morris Companies, Inc.  COM              718154107   457716 19900699 SH       SOLE                 19089199            913900
R.R. Donnelley & Sons Co.      COM              257867101    55024  2217600 SH       SOLE                  2127100            105100
Security Capital Group Inc/Cla COM              81413P105    17859    28805 SH       SOLE                    27890              1160
Security Capital Group Inc/Cla COM              81413P204    24961  1996900 SH       SOLE                  1935400             68700
Sigma Aldrich Corp.            COM              826552101    74904  2491600 SH       SOLE                  2397100            100000
Smithkline Beecham PLC ADR     COM              832378301    10901   170000 SH       SOLE                   170000
Stanley Works                  COM              854616109   142094  4716800 SH       SOLE                  4534800            203800
Tenet Healthcare Corp.         COM              88033g100   174664  7432500 SH       SOLE                  7194400            281600
Toys ''R'' Us Inc.             COM              892335100     1035    72300 SH       SOLE                    72300
UST Inc.                       COM              902911106   191579  7606100 SH       SOLE                  7273800            371300
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